Mineral Stream Interests - Additional Information (Detail) $ in Thousands			6 Months Ended
		Mar. 25, 2021 USD ($) oz	Jun. 30, 2021 USD ($)	Apr. 21, 2021 USD ($)
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased			0.00%
Upfront cash consideration paid	[1]		$ 33,250
Upfront cash consideration to be paid	[1],[2]		$ 325,250
Santo Domingo [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid				$ 30,000
Gold [member] | Santo Domingo [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased		100.00%	100.00%
Upfront cash consideration paid		$ 30,000		$ 30,000
Percentage of metal production at the mine which WPM is entitled to after step down		67.00%
Per ounce cash payment as a percentage of the spot price of metal delivered		18.00%	18.00%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL		22.00%
Upfront cash consideration to be paid		$ 290,000
Gold ounces to be delivered before entitlement step down takes effect | oz		285,000

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
[2]	Please refer to Note 25 for details of when the remaining upfront consideration to be paid becomes due.